Financial instruments (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
US Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 75,315	₨ 63,600
US Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	7,256	5,505
US Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	14,512	11,011
US Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	19,267	16,516
US Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	34,279	30,568
Russian Roubles [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	2,302	7,800
Russian Roubles [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	767	560
Russian Roubles [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,535	1,665
Russian Roubles [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	4,545
Russian Roubles [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	1,030
Australian Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	232
Australian Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	0
Australian Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	28
Australian Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	55
Australian Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 0	₨ 149